Cash Flow Information	9 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Cash Flow Information

2.    Cash Flow Information

For the period from March 20, 2013 (date of inception) to December 31, 2013, the Company had non-cash financing activities not included in the consolidated statement of cash flows of $665 relating to costs associated with issuance of common shares that had not been paid as of December 31, 2013.